Schedule of Estimated Using the Binomial Model to Determine the Fair Value of Warrant Liabilities (Details)				3 Months Ended			6 Months Ended		12 Months Ended
		Feb. 16, 2021 USD ($) $ / shares	Feb. 09, 2021 USD ($) $ / shares	Mar. 31, 2022 USD ($) $ / shares		Mar. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares		Dec. 31, 2021 USD ($) $ / shares		Jun. 30, 2020 USD ($) $ / shares	Mar. 31, 2022 $ / shares		Dec. 31, 2021 $ / shares		Jun. 30, 2020 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield				0.55								0.55
Share price | (per share)						$ 0.32			$ 0.32		$ 0.42	$ 0.34		$ 0.40		$ 0.56
Change in derivative liability				$ 3,454,008		$ 10,475,376	$ 10,503,941		$ 12,300,453		$ (18,843,947)
Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield				0.130								0.130
February 2021 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares				$ 0.285
Warrant Liabilities [Member] | February 2021 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares		$ 0.29	$ 0.27	$ 0.37					$ 0.37
Fair value		$ 3,813,103	$ 3,813,103	$ 2,563,262					$ 3,483,745
Change in derivative liability				$ (920,484)					$ (329,358)
Warrant Liabilities [Member] | February 2021 Issuance [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life		1826 days	1826 days	1411 days			1501 days		1501 days			1411 days		1501 days
Warrant Liabilities [Member] | February 2021 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield		100	100	100					100			100		100
Warrant Liabilities [Member] | February 2021 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield		0.49	0.49	2.28					1.25			2.28		1.25
Warrant Liabilities [Member] | February 2021 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield		0	0	0					0			0		0
Warrant Liabilities [Member] | August 2020 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares				$ 0.285			$ 0.41		$ 0.37
Fair value				$ 5,681,025			$ 14,493,215		$ 6,790,163
Change in derivative liability				$ (1,109,138)					$ (7,703,052)
Warrant Liabilities [Member] | August 2020 Issuance [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life				518 days			973 days		608 days			518 days		608 days
Warrant Liabilities [Member] | August 2020 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield				120			100		100			120		100
Warrant Liabilities [Member] | August 2020 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield				2.27			1.31		0.95			2.27		0.95
Warrant Liabilities [Member] | August 2020 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield				0			0		0			0		0
Warrant Liabilities [Member] | August 2018 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares							$ 0.41
Fair value							$ 0
Warrant Liabilities [Member] | August 2018 Issuance [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life							221 days
Warrant Liabilities [Member] | August 2018 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield							100
Warrant Liabilities [Member] | August 2018 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield							1.23
Warrant Liabilities [Member] | August 2018 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield							0
Warrant Liabilities [Member] | November 2018 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares							$ 0.41
Fair value							$ 52,540
Change in derivative liability									$ (52,540)
Warrant Liabilities [Member] | November 2018 Issuance [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life							332 days
Warrant Liabilities [Member] | November 2018 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield							100
Warrant Liabilities [Member] | November 2018 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield							1.09
Warrant Liabilities [Member] | November 2018 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield							0
Warrant Liabilities [Member] | June 2019 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares				$ 0.285	[1]		$ 0.41	[2],[3]	$ 0.37	[1],[2],[3]
Fair value				$ 1,506,021	[1]		$ 3,438,839	[2]	$ 2,067,493	[1],[2]
Change in derivative liability	[1]			$ (561,472)					$ (1,371,346)	[2]
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life				1371 days	[1]		1826 days	[2]	1461 days	[1],[2]		1371 days	[1]	1461 days	[1],[2]
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield				100	[1]		100	[2]	100	[1],[2]		100	[1]	100	[1],[2]
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield				2.28	[1]		0.85	[2]	1.02	[1],[2]		2.28	[1]	1.02	[1],[2]
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield				0	[1]		0	[2]	0	[1],[2]		0	[1]	0	[1],[2]
Warrant Liabilities [Member] | August 2019 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares				$ 0.285					$ 0.37
Fair value				$ 2,314,571			$ 5,922,270	[3]	$ 3,177,485	[3]
Change in derivative liability				$ (862,914)					$ (2,744,785)	[3]
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life				1371 days					1461 days	[3]		1371 days		1461 days	[3]
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life	[3]						213 days
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life	[3]						1826 days
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield				100			100	[3]	100	[3]		100		100	[3]
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield				2.28			0.81	[3]	1.02	[3]		2.28		1.02	[3]
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield				0			0	[3]	0	[3]		0		0	[3]

[1]	The grant date fair value of the February 2021 Compensation Options were estimated at $68,078 using the Black-Scholes valuation model with the following underlying assumptions:
[2]	During the six months ended December 31, 2020, the Company amended the exercise price to C$0.59 per common share and extended the expiry date to December 31, 2025 for 11,660,000 warrants.
[3]	During the six months ended December 31, 2020, the Company amended the exercise price to C$0.59 per common share and extended the expiry date to December 31, 2025 for 17,920,000 warrants. The terms of the remaining 2,752,900 warrants remain unchanged.